UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 29, 2008

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)	February 29, 2008

Face Amount	Security	Value
MUNICIPAL BONDS — 97.8%
Alabama — 3.5%
$24,510,000	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, FGIC, 5.375% due 2/1/36 (a)	$25,387,458
Arizona — 2.7%
3,705,000	Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, MBIA, 5.000% due 8/1/19	3,799,403
4,000,000	Mesa, AZ, IDA, Revenue, Discovery Health Systems, MBIA, 5.625% due 1/1/29 (a)	4,235,040
	Phoenix, AZ:
3,000,000	Civic Improvement Corp. Airport Revenue, Senior Lien, FGIC, 5.250% due 7/1/22 (b)	2,967,060
1,000,000	GO, 5.000% due 7/1/27 (a)	1,041,370
10,040,000	Salt Verde, AZ Financial Corp., Gas Revenue, 5.000% due 12/1/37	8,118,344
	Total Arizona	20,161,217
California — 11.4%
	California EFA Revenue:
4,485,000	5.625% due 7/1/23 (a)	4,576,135
2,555,000	5.625% due 7/1/23	2,413,172
	California Health Facilities Finance Authority Revenue:
6,000,000	Cedars-Sinai Medical Center, 6.250% due 12/1/34 (a)	6,419,580
1,000,000	Sutter Health, 6.250% due 8/15/35	1,034,920
3,100,000	California Housing Finance Agency Revenue, Home Mortgage, 4.700% due 8/1/24 (b)	2,789,473
5,000,000	California State Department of Veterans Affairs, Home Purchase Revenue, AMBAC, 5.350% due 12/1/27	5,051,400
10,000,000	California State, GO, 5.000% due 12/1/29 (c)	9,420,800
7,375,000	Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC, 5.000% due 10/1/29	6,582,114
6,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (a)	6,863,820
6,000,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purpose Revenue, 5.500% due 11/15/28	5,205,660
7,000,000	Los Angeles County, CA, COP, Antelope Valley Courthouse, AMBAC, 5.250% due 11/1/33 (a)	7,420,910
3,355,000	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, AMBAC, 5.000% due 5/1/37	2,934,786
3,340,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA, 5.125% due 9/1/30	3,276,607
1,145,000	Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, MBIA, 5.375% due 2/1/19	1,158,900
5,000,000	San Diego, CA, USD GO, FSA, 5.000% due 7/1/28	5,303,700
3,000,000	San Jose, CA, Airport Revenue, MBIA, 5.000% due 3/1/28	2,781,720
3,000,000	San Mateo County Community College District, COP, MBIA, 5.000% due 10/1/25 (a)	3,256,590
2,500,000	Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, MBIA, 5.000% due 6/1/23	2,499,800
5,000,000	Southern California Public Power Authority, Natural Gas Revenue, Project Number 1, 5.000% due 11/1/29	4,369,650
	Total California	83,359,737
Colorado — 7.3%
4,000,000	Colorado Educational & Cultural Facilities Authority Revenue, University of Denver Project, AMBAC, 5.375% due 3/1/23 (a)	4,263,214
	Colorado Health Facilities Authority Revenue:
5,000,000	Refunding Adventist Health, Sunbelt, 5.250% due 11/15/35 (d)	4,525,600

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Colorado — 7.3% (continued)
$4,000,000	Remarketed 7/8/98, 5.350% due 8/1/15 (e)	$4,084,360
2,000,000	Denver, CO, City & County, COP, AMBAC, 5.500% due 12/1/25 (a)	2,147,220
	Denver, CO, City & County Airport Revenue:
10,945,000	6.125% due 11/15/25 (b)(c)(e)	12,149,169
13,630,000	Unrefunded Balance, 6.125% due 11/15/25 (b)	13,743,674
1,700,000	El Paso County, CO, COP, Detention Facility Project, AMBAC, 5.000% due 12/1/23	1,701,292
	Garfield County, CO, GO, School District No. 2, FSA, State Aid Withholding:
2,300,000	5.000% due 12/1/23	2,311,385
1,000,000	5.000% due 12/1/25	994,110
7,320,000	University of Colorado, COP, Master Lease Purchase Agreement, AMBAC, 5.000% due 6/1/28 (a)	7,859,191
	Total Colorado	53,779,215
Connecticut — 1.0%
	Connecticut State:
	GO:
4,490,000	5.500% due 6/15/21 (a)	4,869,630
1,600,000	5.000% due 6/15/22 (a)	1,703,664
970,000	HEFA Revenue, Child Care Facilities Project, AMBAC, 5.625% due 7/1/29	972,910
	Total Connecticut	7,546,204
Delaware — 1.4%
10,000,000	Delaware State, EDA Revenue, PCR, Refunding, Delmarva Project, AMBAC, 5.200% due 2/1/19	10,291,000
Florida — 3.9%
5,000,000	Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding, FSA, 5.000% due 6/1/24	4,983,100
1,465,000	Florida State Department of Transportation, GO, Right of Way Project, FGIC, 5.000% due 7/1/25	1,405,858
5,620,000	Jacksonville, FL, Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	4,933,966
6,500,000	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, 7.875% due 12/15/25 (b)	6,515,795
1,290,000	Miami Beach, FL, Stormwater Revenue, FGIC, 5.375% due 9/1/30	1,279,190
2,000,000	Orange County, FL, School Board, COP, MBIA, 5.250% due 8/1/23 (a)	2,095,040
5,000,000	Orlando, FL, State Sales Tax Payments Revenue, 5.000% due 8/1/32	4,710,900
2,500,000	South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC, 5.000% due 7/1/20	2,511,250
	Total Florida	28,435,099
Georgia — 5.5%
6,940,000	Atlanta, GA, Development Authority, Educational Facilities Revenue, Science Park LLC Project, 5.000% due 7/1/39 (c)	6,067,364
6,000,000	Augusta, GA, Water & Sewer Revenue, FSA, 5.250% due 10/1/26 (a)(c)	6,405,720
2,335,000	Georgia State, HFA Revenue, Single Family, 4.550% due 12/1/31 (b)	1,959,158
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
4,000,000	5.000% due 3/15/22	3,392,120
12,750,000	5.500% due 9/15/24	11,109,203
5,205,000	5.500% due 9/15/27	4,392,604
	Private Colleges & Universities Authority Revenue, Mercer University Project:
2,180,000	5.750% due 10/1/21 (a)	2,407,461
	Refunding:
2,000,000	5.250% due 10/1/25	1,774,720
1,000,000	5.375% due 10/1/29	879,640

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Georgia — 5.5% (continued)
$2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29 (a)	$2,164,480
	Total Georgia	40,552,470
Hawaii — 0.6%
4,000,000	Hawaii State, Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, 5.100% due 3/1/14 (e)	4,123,240
Illinois — 4.1%
	Chicago, IL:
4,095,000	Refunding GO, FGIC, 5.500% due 1/1/35	4,083,247
7,400,000	Skyway Toll Bridge Revenue, AMBAC, 5.500% due 1/1/31 (a)(c)	7,958,478
8,000,000	Illinois Health Facilities Authority Revenue, Order of Saint Francis Healthcare System, 6.250% due 11/15/29 (a)(c)	8,533,680
5,000,000	Illinois State, GO, MBIA, 5.625% due 6/1/25 (a)	5,306,450
4,000,000	Illinois State, Toll Highway Authority, Toll Highway Revenue, Senior Priority, FSA, 5.000% due 1/1/22	3,956,480
	Total Illinois	29,838,335
Indiana — 0.4%
3,000,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	3,144,210
Iowa — 0.8%
	Iowa Finance Authority Single Family Mortgage Revenue, GNMA/FNMA:
2,500,000	4.900% due 7/1/31 (b)	2,188,200
4,275,000	4.950% due 7/1/37 (b)	3,706,853
	Total Iowa	5,895,053
Kansas — 1.2%
5,000,000	Johnson County, KS, GO, USD No. 229, Refunding, 5.000% due 10/1/18	5,230,600
3,000,000	Wyandotte County, Kansas City, KS, Unified Government Utilities Systems Revenue, Refunding, AMBAC, 5.650% due 9/1/17	3,223,290
	Total Kansas	8,453,890
Kentucky — 1.6%
13,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	11,600,030

Maine — 0.2%
1,770,000	Maine State Housing Authority Mortgage Revenue, 5.300% due 11/15/23	1,727,679
Maryland — 1.2%
	Baltimore, MD, Project Revenue, Refunding, Wastewater Projects, FGIC:
2,500,000	5.125% due 7/1/32	2,368,475
3,385,000	5.200% due 7/1/32	3,240,697
3,075,000	Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26 (a)	3,299,629
	Total Maryland	8,908,801
Massachusetts — 4.7%
2,430,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (a)(f)	2,563,504
1,125,000	Massachusetts DFA Revenue, Merrimack College Issue, MBIA, 5.200% due 7/1/32	1,027,958
1,850,000	Massachusetts HEFA Revenue, University of Massachusetts Issue, FGIC, 5.125% due 10/1/27	1,804,176
3,500,000	Massachusetts State DFA Revenue, Boston University, AMBAC, 5.000% due 10/1/39	3,263,785

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
Massachusetts — 4.7% (continued)
$2,500,000	Massachusetts State HEFA Revenue, Berklee College of Music, 5.000% due 10/1/32	$2,247,850
5,000,000	Massachusetts State Special Obligation Revenue, Consolidated Loan, FGIC, 5.000% due 6/1/21 (a)	5,329,350
	Massachusetts State, GO, Consolidated Loan:
10,950,000	5.250% due 11/1/30 (a)	11,712,667
6,050,000	Refunded Balance, 5.250% due 11/1/30 (a)	6,471,382
	Total Massachusetts	34,420,672
Michigan — 3.2%
5,000,000	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF, 5.625% due 5/1/30 (a)	5,290,050
	Michigan State, COP, AMBAC:
2,345,000	5.500% due 6/1/19 (a)(f)	2,477,188
6,000,000	5.500% due 6/1/27 (a)	6,338,220
	Michigan State Hospital Finance Authority Revenue, Refunding:
5,000,000	Sparrow Hospital Obligated, 5.000% due 11/15/36	4,253,250
2,500,000	Trinity Health Credit, 5.375% due 12/1/23	2,532,600
3,000,000	Michigan State Housing Development Authority, Rental Housing Revenue, 5.300% due 10/1/26 (b)	2,796,420
	Total Michigan	23,687,728
Minnesota — 1.9%
1,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,509,795
4,000,000	Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, FGIC, 5.250% due 1/1/26 (a)	4,216,080
7,000,000	Minneapolis, MN, Healthcare System Revenue, Allina Health System, 6.000% due 11/15/23 (a)	7,779,940
325,000	Minnesota State Housing Financing Agency, Single-Family Mortgage, 5.500% due 1/1/17	326,411
	Total Minnesota	13,832,226
Mississippi — 0.5%
4,000,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	3,851,440
Missouri — 3.7%
1,500,000	Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, FSA, 5.100% due 3/1/22	1,589,190
21,000,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Revolving Funds Program, 5.000% due 1/1/24	21,066,150
5,000,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	4,673,600
20,000	St. Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.125% due 7/1/22 (a)	21,158
	Total Missouri	27,350,098
Montana — 1.3%
9,700,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (b)	9,735,502
Nebraska — 0.4%
3,000,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/25	2,759,940
New Jersey — 3.2%
1,000,000	New Jersey EDA Revenue, School Facilities Construction, 5.000% due 6/15/28 (a)	1,068,180
	New Jersey Health Care Facilities Financing Authority Revenue:

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 29, 2008

Face Amount	Security	Value
New Jersey — 3.2% (continued)
$3,875,000	Englewood Hospital, FHA/MBIA, 5.000% due 8/1/23	$3,874,806
8,000,000	Robert Wood Johnson University Hospital, 5.700% due 7/1/20	8,223,120
2,395,000	New Jersey State Highway Authority, Garden State Parkway General Revenue, 5.625% due 1/1/30 (a)	2,537,934
3,125,000	New Jersey State, EDA, PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	3,200,937
1,350,000	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/26	1,299,051
3,285,000	Tobacco Settlement Financing Corp., NJ, Asset-Backed Bonds, 5.750% due 6/1/32	3,525,298
	Total New Jersey	23,729,326
New Mexico — 0.1%
495,000	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, 5.625% due 9/1/28 (f)	498,519
New York — 3.5%
	Nassau Health Care Corp., New York Health Systems Revenue, FSA:
2,000,000	5.500% due 8/1/19 (a)	2,122,660
3,000,000	5.750% due 8/1/29 (a)	3,194,310
	New York City, NY:
5,100,000	Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, FGIC, 5.000% due 7/1/25	4,978,416
6,000,000	Municipal Water Finance Authority, Water & Sewer System Revenue, 5.250% due 6/15/25	6,058,980
	New York State Dormitory Authority Revenue:
5,000,000	State University Educational Facility, FSA, 5.500% due 5/15/30 (a)	5,345,500
1,000,000	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,015,700
3,000,000	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC, 5.400% due 4/1/17 (a)	3,188,610
	Total New York	25,904,176
North Carolina — 0.9%
1,750,000	Charlotte, NC, COP, Governmental Facilities Projects, 5.000% due 6/1/28	1,691,480
1,615,000	Harnett County, NC, GO, Refunded Custody Receipts, AMBAC, 5.250% due 6/1/24	1,627,678
1,000,000	Iredell County, NC, COP, Iredell County School Project, FSA, 5.000% due 6/1/28	948,680
	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Elizabeth City State University Housing Foundation LLC Project, AMBAC:
1,000,000	5.000% due 6/1/23	999,920
1,250,000	5.000% due 6/1/33	1,211,562
	Total North Carolina	6,479,320
Ohio — 8.5%
2,000,000	Canton, OH, City School District, GO, Variable Purpose, MBIA, 5.500% due 12/1/20 (a)	2,134,240
3,000,000	Cuyahoga County, OH, Hospital Revenue, University Hospitals Health System Inc., AMBAC, 5.500% due 1/15/30 (a)	3,149,010
1,000,000	Garfield Heights, OH, City School District, School Improvement, FSA, 5.000% due 12/15/22	1,010,920
	Hamilton County, OH:
2,000,000	Hospital Facilities Revenue, Cincinnati Childrens Hospital, FGIC, 5.250% due 5/15/23	2,013,500
	Sales Tax Revenue, AMBAC:
19,925,000	5.250% due 12/1/32 (a)	21,132,256
5,075,000	5.250% due 12/1/32	4,964,517

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount	Security	Value
Ohio — 8.5% (continued)
$7,500,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30	$7,074,300
5,990,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC, 5.375% due 11/15/29	5,763,219
3,025,000	Muskingum County, OH, GO, Refunding & County Facilities Improvement, MBIA, 5.125% due 12/1/19	3,092,306
1,805,000	Ohio State Revenue, Revitalization Project, AMBAC, 5.000% due 4/1/21	1,821,642
1,375,000	Ohio State, Higher Educational Facility Commission Revenue, University of Dayton Project, AMBAC, 5.500% due 12/1/25 (a)	1,479,981
1,500,000	Steubenville, OH, Hospital Revenue, 6.375% due 10/1/20 (a)	1,625,160
	Summit County, OH, GO, FGIC:
1,000,000	5.000% due 12/1/21	1,008,860
500,000	5.000% due 12/1/22	500,950
1,500,000	Trumbull County, OH, GO, MBIA, 5.200% due 12/1/20	1,544,835
2,000,000	University of Cincinnati, OH, General Receipts, FGIC, 5.250% due 6/1/24 (a)	2,154,040
1,500,000	Warrensville Heights, OH, GO, City School District, School Improvements, FGIC, 5.625% due 12/1/20 (a)(f)	1,619,430
	Total Ohio	62,089,166
Oregon — 2.2%
3,210,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,359,329
4,895,000	Oregon State Department of Transportation, Highway User Tax Revenue, 5.125% due 11/15/23 (a)	5,267,069
2,000,000	Oregon State Facilities Authority Revenue, University Portland Projects, 5.000% due 4/1/32	1,711,500
1,680,000	Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, 5.050% due 7/1/26 (b)	1,558,284
3,980,000	Oregon State Veterans Welfare, GO, 5.500% due 12/1/42	3,901,077
	Total Oregon	15,797,259
Pennsylvania — 3.6%
	State Public School Building Authorities, School Revenue, Philadelphia School District Project, FSA, State Aid Withholding:
18,745,000	5.250% due 6/1/26 (a)	20,301,772
5,540,000	5.250% due 6/1/27 (a)	6,000,097
	Total Pennsylvania	26,301,869
South Carolina — 5.1%
	Berkeley County, SC:
10,000,000	PCR, Refunding, SC Generating Co. Project, 4.875% due 10/1/14	10,222,400
2,025,000	Water & Sewer Revenue, FSA, 5.000% due 6/1/23	2,032,169
15,000,000	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner for Tomorrow, 5.500% due 12/1/28 (a)(c)	16,557,450
	South Carolina Transportation Infrastructure Bank Revenue:
2,505,000	AMBAC, 5.125% due 10/1/31 (a)	2,677,845
3,000,000	MBIA, 5.500% due 10/1/30 (a)	3,165,750
3,000,000	Refunding, AMBAC, 5.000% due 10/1/23	2,927,010
	Total South Carolina	37,582,624
Tennessee — 1.9%
1,025,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	1,039,934
6,420,000	Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, AMBAC, 5.125% due 11/1/21 (a)	6,904,325
3,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 2/1/27	2,640,450

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount	Security	Value
Tennessee — 1.9% (continued)
$3,000,000	Tennessee State, GO, 5.250% due 3/1/17 (a)	$3,139,440
	Total Tennessee	13,724,149
Texas — 2.3%
10,000,000	Board of Managers Guadalupe Joint County-City of Seguin Hospital Revenue, Guadalupe Regional Medical Center Project, FHA, 5.500% due 8/15/36 (c)	9,425,100
5,000,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (b)	4,128,000
1,000,000	Harris County, TX, Health Facilities Development Corp., School Health Care System, Revenue, 5.750% due 7/1/27 (e)	1,077,810
2,335,000	Pasadena, TX, ISD, GO, School Building, PSF-GTD, 4.750% due 2/15/24	2,258,856
	Total Texas	16,889,766
Virginia — 2.7%
3,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.875% due 6/1/17	3,139,620
10,000,000	Virginia State HDA Commonwealth Mortgage Revenue, MBIA, 5.350% due 7/1/31	9,894,100
7,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	7,062,020
	Total Virginia	20,095,740
Washington — 0.4%
3,000,000	State of Washington, GO, AMBAC, 5.000% due 7/1/20	3,079,320
West Virginia — 0.6%
	West Virginia State Housing Development Fund, Housing Finance Revenue:
3,845,000	5.300% due 5/1/24	3,849,345
400,000	5.350% due 11/1/27	398,620
	Total West Virginia	4,247,965
Wisconsin — 0.3%
	Wisconsin State HEFA Revenue:
1,100,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,114,355
1,250,000	Medical College of Wisconsin Inc. Project, MBIA, 5.400% due 12/1/16	1,265,200
	Total Wisconsin	2,379,555
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $708,961,056)	717,639,998

SHORT-TERM INVESTMENTS — 2.2%
Alaska — 0.3%
2,300,000	Alaska State Housing Finance Corp., Home Mortgage Revenue, SPA - Landesbank Baden-Wuerttemburg, 3.100%, 3/6/08 (g)	2,300,000
Arizona — 0.0%
250,000	Arizona Health Facilities Authority Revenue, Health Facility Catholic West, LOC-Bank of America NA, 3.200%, 3/5/08 (g)	250,000
Delaware — 0.1%
500,000	Delaware State EDA Revenue, Hospital Billing, LOC-JPMorgan Chase, 3.200%, 3/5/08 (g)	500,000
Georgia — 0.1%
300,000	Municipal Electric Authority of Georgia, Project One, FSA, SPA-Dexia Credit Local, 3.200%, 3/5/08 (g)	300,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

Face Amount	Security	Value
Illinois — 0.8%
$400,000	Cook County, IL, GO, Capital Improvement, SPA-Depfa Bank PLC, 3.250%, 3/6/08 (g)	$400,000
5,100,000	Illinois Finance Authority Revenue, Alexian Brothers Health, LOC-Bank One N.A., 3.100%, 3/6/08 (g)	5,100,000
	Total Illinois	5,500,000
Kansas — 0.0%
150,000	Kansas State Department of Transportation Highway Revenue, Refunding, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.050%, 3/6/08 (g)	150,000
Massachusetts — 0.7%
300,000	Massachusetts State HEFA, Partners Healthcare Systems, SPA-JPMorgan Chase, 3.350%, 3/6/08 (g)	300,000
4,500,000	Massachusetts State HEFA Revenue, Amherst College, 3.000%, 3/6/08 (g)	4,500,000
200,000	Massachusetts State, GO, Consolidated Loan, SPA-Bank of America, 4.020%, 3/3/08 (g)	200,000
	Total Massachusetts	5,000,000
New York — 0.0%
300,000	Long Island, NY, Power Authority, Electric System Revenue, FSA, SPA-Dexia Credit Local, 3.250%, 3/5/08 (g)	300,000
Pennsylvania — 0.0%
250,000	Northampton County, PA, General Purpose Authority Revenue, Higher Education Lehigh University, SPA- JPMorgan Chase, 3.230%, 3/6/08 (g)	250,000
Vermont — 0.1%
625,000	Vermont Educational & Health Buildings Financing Agency Revenue, Hospital, Northeastern Vermont, LOC-TD Banknorth NA, 3.500%, 3/3/08 (g)	625,000
Washington — 0.1%
400,000	Washington State Health Care Facilities Authority, National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.200%, 3/5/08 (g)	400,000
200,000	Washington, WA, HEFA, Revenue, Whitman College Project, SPA-JPMorgan Chase, 3.400%, 3/6/08 (g)	200,000
	Total Washington	600,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,775,000)	15,775,000
	TOTAL INVESTMENTS — 100.0% (Cost — $724,736,056#)	$733,414,998

(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	All or a portion of this security is segregated for open futures contracts and extended settlements.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)(continued)	February 29, 2008

EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HDA - Housing Development Agency
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PSF - Permanent School Fund
Q-SBLF - Qualified School Board Loan Fund
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
USD - Unified School District

Summary of Investments by Industry * (unaudited)

Pre-Refunded/Escrowed to Maturity	41.8%
Hospitals	9.5
Electric	7.1
Housing	5.9
Water & Sewer	5.3
Local General Obligation	5.3
Industrial Development	5.2
Transportation	4.4
Education	4.0
Special Tax	4.0
State General Obligation	3.4
Other Revenue	1.7
Resource Recovery	1.3
Leasing	0.6
Housing: Single Family	0.3
General Obligation	0.1
Utilities	0.1
100.0%

* As a percentage of total investments. Please note that the Fund holdings are as of February 29, 2008 and are subject to change.

Ratings Table * (unaudited)

S&P/Moodys †
AAA/Aaa	28.8%
AA/Aa	22.4
A	37.6
BBB/Baa	3.9
BB/Ba	1.9
CCC/Caa	0.6
A-1/VMIG1	2.2
NR	2.6
100.0%

* As a percentage of total investments.

† S&P primary rating; then Moody’s.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	— Indicates that the bond is not rated by Standard & Poor’s Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal tax as is consistent with the preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,174,400
Gross unrealized depreciation	(20,495,458)
Net unrealized appreciation	$8,678,942

At February 29, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	291	6/08	$33,662,151	$34,519,875	$(857,724)

3. Recent accounting pronouncement

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  April 29, 2008